787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

June 29, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.

Post-Effective Amendment No. 78 under the Securities Act of 1933 and Amendment No. 79 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 33-21844 and File No. 811-05555)

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the “Fund”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 78 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to (i) reflect changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management of the SEC on June 15, 2018 regarding Post-Effective Amendment No. 77 to the Registration Statement filed on April 30, 2018, (ii) update certain information contained in the Registration Statement, and (iii) make certain other non-material changes that would qualify for inclusion in a filing pursuant to Rule 485(b) under the 1933 Act. The Fund has responded to the Staff’s comments by separate letter.

Should you have any questions concerning the Amendment, please call the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

cc:	Nancy E. Hay, Esq.

P. Jay Spinola, Esq.

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